Leases (Tables)	11 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of future minimum lease payments of the Group's lease liabilities
The following table summarizes the future minimum lease payments under the Group's lease liabilities:

23. Leases (continued)

	December 31, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000	£000	£000
Fiscal year ended December 31/January 31,
2019	N/A	N/A	324
2019 / 2020	—	358	358
2020 / 2021	358	358	358
2021 / 2022	294	294	294
2022	55	55	55
Total minimum lease payments	707	1,065	1,389
Less: imputed interest	(29)	(60)	(103)
Total lease liabilities	678	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	320	647	962
	678	1,005	1,286

Schedule of lease costs and other information pertaining to the Group's leases
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s leases for the eleven months ended December 31, 2019, and year ended January 31, 2019:

	Eleven months ended December 31, 2019	Year ended January 31, 2019
	£000	£000
Lease cost
Depreciation	320	335
Interest expense paid	30	43
Total lease cost	350	378

Other information
Lease payments	358	324